October 25, 2010

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             ING Investors Trust (on behalf of ING Pioneer Equity Income Portfolio)

File No. 811-05629

Ladies and Gentlemen:

Attached for filing via the EDGAR system is a registration statement on Form N-14 under the Securities Act of 1933, as amended, for ING Investors Trust (“Registrant”).  This Form N-14 is being filed in connection with a reorganization in which ING Pioneer Equity Income Portfolio, a series of the Registrant, will acquire all of the assets of ING Lord Abbett Growth and Income Portfolio, another series of the Registrant, in exchange for shares of ING Pioneer Equity Income Portfolio and the assumption by ING Pioneer Equity Income Portfolio of the liabilities of ING Lord Abbett Growth and Income Portfolio.

No fees are required in connection with this filing.  Should you have any questions please feel free to contact the undersigned at 480.477.2278, or Corey F. Rose at 704.339.3164.

Sincerely,

/s/ Chris Okoroegbe

Chris Okoroegbe

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